UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-00204

                 ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.

              (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                  Mark R. Manley
                       Alliance Capital Management L.P.
                         1345 Avenue of the Americas
                          New York, New York 10105
                   (Name and address of agent for service)

     Registrant's telephone number, including area code:  (800) 221-5672

                 Date of fiscal year end:  July 31, 2005

               Date of reporting period:   January 31, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Mid-Cap Growth Fund
-------------------------------------------------------------------------------
Semi-Annual Report--January 31, 2005
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Mid-Cap Blend

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


March 21, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Mid-Cap Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005.

Investment Objective and Policies

AllianceBernstein Mid-Cap Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks that Alliance Capital believes will appreciate in value. The Fund invests predominantly in the stocks of mid-capitalization companies. This fund can also invest in foreign securities.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Russell MidCap Growth Index, for the six- and 12-month periods ended January 31, 2005. The Fund underperformed the benchmark for both periods under review.

The Fund's modest underperformance during the six-month period ended January 31, 2005 was due mainly to stock selection within the technology and utilities sectors. While broadband continues to accelerate its rollout, it has not yet precipitated an overwhelming increase in spending on fiber optics equipment or providers, causing the stocks participating in those businesses to decline. The inventory build in certain sectors of technology, discussed below, also led to underperformance of some of the Fund's semiconductor holdings. The Fund's underweighted position in the financials sector also detracted from the Fund's performance during the semi-annual reporting period.


The Fund benefited from stock selection in the consumer discretionary sector during the six-month period. During this time, many of the companies exposed to the Fund's theme of the development of a middle class in the emerging markets outperformed, with both traditional and internet names aiding the Fund's performance. Stock selection in the health care sector also proved to be beneficial. Stock names closest to the intersection of health care and technology produced solid returns as more investors began to understand the imperative of, and the potential for, more personalized medicine after the recall of both Vioxx and Celebrex. The Fund's overweighted position in the technology sector was also beneficial to its performance, although as mentioned above, stock selection within the technology sector was a slight detractor.

The Fund's underperformance during the 12-month period ended January 31, 2005 stemmed from both sector selection and stock selection, though the bulk of the impact was from technology. Technology underperformed the market as a whole after exceptionally strong performance in January 2004. Technology shares sold off through the winter and spring of 2004 as investors abruptly shifted from concerns about a jobless recovery to fears that the recovery was too rapid, forcing energy prices and interest rates higher. Combined with a temporary slowdown in demand from China, these factors contributed to the technology sector's underperformance. The Fund also suffered due to stock selection in the telecom sector as accelerated penetration and better pricing in broadband has yet to precipitate sig-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 1


nificant bottlenecks in service provider networks.

The rise in energy prices through the bulk of the year benefited the Fund's performance, as the Fund's overweighted position in the energy sector was the single largest sector contributor to performance. The Fund also benefited from stock selection in the consumer discretionary sector. Companies exposed to the developing middle class in emerging markets benefited as growth in both the internet and gaming space was impressive overseas. Housing continued its strong performance as interest rates actually fell for the year and consumers realized the benefits of home ownership.

Market Review and Investment Strategy

After a difficult first seven months of 2004, the markets rallied steadily in the second half of the year, as many of the fears weighing on the market in mid-summer did not come to pass. During the summer, as the oil price pierced $40 per barrel, investors worried about its impact on the economy. Historically, anything above $40 per barrel was a harbinger of recession. This time, final demand remained strong, confirming the theses that $40 oil, and later $55 oil, is a demand-driven phenomenon, a sign of economic strength, not impending weakness.

In an attempt to avoid the pitfalls of the last recession, many businesses cut back on spending plans as oil crossed $40 during the spring. Consequently, inventories backed up in distribution channels throughout the world, with semiconductors particularly hard hit. As a result, many technology companies missed their numbers for the second quarter of 2004, sending investors fleeing from the space in July, but also providing an excellent entry point for investments in high conviction names. The Fund's management team continued to shift the Fund's energy holdings, which had been overweight in the first half of the year, to such high conviction technology and consumer discretionary names at that time. In the end, as concerns over dissipation in final demand due to higher energy prices proved unfounded, businesses resumed their spending, the presidential election ended without a repeat of court challenges and Asian inventories fell faster than expected, leading to a solid six months of equity performance during the semi-annual reporting period.

The Fund's holdings are classified throughout this report according to Alliance Capital's sector classification scheme. For readers specifically interested in the Russell sector classification of this Fund, the sector breakdown according to Russell's classification scheme is as follows: Technology 36.1%, Consumer Discretionary 27.5%, Producer Durables 12.8%, Health Care 11.2%, Finance 4.7%, Utilities 3.5%, Energy 3.2% and Consumer Staples 1.0%.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Mid-Cap Growth Fund. Mr. Michel served the interests of the Fund's shareholders for the last 20 years. His hard work, dedication and contributions to the Fund will be greatly missed.


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2 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Russell MidCap Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)

THE FUND VS. ITS BENCHMARK                                Returns
PERIODS ENDED JANUARY 31, 2005                  6 Months           12 Months
-------------------------------------------------------------------------------
AllianceBernstein Mid-Cap Growth Fund
  Class A                                         13.20%               2.53%
  Class B                                         12.74%               1.76%
  Class C                                         12.77%               1.76%
  Advisor Class                                   13.39%               2.66%

Russell MidCap Growth Index                       13.61%               8.80%

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


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4 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005

                                            NAV Returns         SEC Returns
-------------------------------------------------------------------------------
Class A Shares
1 Year                                             2.53%              -1.77%
5 Years                                           -1.86%              -2.70%
10 Years                                           9.11%               8.65%

Class B Shares
1 Year                                             1.76%              -2.25%
5 Years                                           -2.70%              -2.70%
10 Years(a)                                        8.35%               8.35%

Class C Shares
1 Year                                             1.76%               0.76%
5 Years                                           -2.70%              -2.70%
10 Years                                           8.16%               8.16%

Advisor Class Shares
1 Year                                             2.66%
5 Years                                           -1.66%
Since Inception*                                   6.53%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)

Class A Shares
1 Year                                                                14.21%
5 Years                                                               -2.56%
10 Years                                                               9.45%

Class B Shares
1 Year                                                                14.22%
5 Years                                                               -2.57%
10 Years(a)                                                            9.18%

Class C Shares
1 Year                                                                17.26%
5 Years                                                               -2.57%
10 Years                                                               8.97%

(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*    Inception Date: 10/1/96 for Advisor Class shares.

See Historical Performance disclosures on page 3.


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ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning              Ending
                         Account Value       Account Value       Expenses Paid
                        August 1, 2004    January 31, 2005      During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,131.97              $ 6.66
Hypothetical
(5% return
before expenses)             $1,000           $1,018.95              $ 6.31

Class B
Actual                       $1,000           $1,127.43              $10.99
Hypothetical
(5% return
before expenses)             $1,000           $1,014.87              $10.41

Class C
Actual                       $1,000           $1,127.70              $10.89
Hypothetical
(5% return
before expenses)             $1,000           $1,014.97              $10.31

Advisor Class
Actual                       $1,000           $1,133.94              $ 5.49
Hypothetical
(5% return
before expenses)             $1,000           $1,020.06              $ 5.19

* Expenses are equal to the classes' annualized expense ratios of 1.24%, 2.05%, 2.03% and 1.02%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


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6 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


PORTFOLIO SUMMARY
January 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $823.8

SECTOR BREAKDOWN*

o    46.8%  Technology
o    26.0%  Consumer Services
o    13.8%  Health Care
o     4.0%  Consumer Manufacturing                   [PIE CHART OMITTED]
o     3.7%  Finance
o     2.6%  Energy
o     1.5%  Basic Industry
o     1.0%  Consumer Staples

o     0.6%  Short-Term

TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)

                                                                   Percent of
Company                                    U.S. $ Value            Net Assets
-------------------------------------------------------------------------------
Amazon.com, Inc.                           $ 40,759,053                 4.9%
CNET Networks, Inc.                          40,022,840                 4.9
Broadcom Corp. Cl.A                          39,330,421                 4.8
Juniper Networks, Inc.                       38,170,887                 4.6
Silicon Laboratories, Inc.                   35,926,294                 4.4
Apollo Group, Inc.
  Cl.A                                       32,315,145                 3.9
KLA-Tencor Corp.                             32,044,174                 3.9
Level 3 Communications, Inc.                 28,805,017                 3.5
RealNetworks, Inc.                           28,747,702                 3.5
Network Appliance, Inc.                      28,290,954                 3.4
-------------------------------------------------------------------------------
                                           $344,412,487                41.8%

* All data are as of January 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


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ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 7


PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                         Shares       U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-100.0%

Technology-47.1%
Communication Equipment-9.2%
Corning, Inc.(a)                              2,034,600     $ 22,258,524
JDS Uniphase Corp.(a)*                        7,246,760       15,508,066
Juniper Networks, Inc.(a)                     1,518,937       38,170,887
                                                             ------------
                                                              75,937,477

Communication Services-3.5%
Level 3 Communications, Inc.(a)*             10,512,780       28,805,017

Computer Peripherals-3.4%
Network Appliance, Inc.(a)                      888,535       28,290,954

Computer Software-3.8%
NAVTEQ(a)*                                      287,260       10,999,186
PalmOne, Inc.(a)*                               787,430       20,374,751
                                                             ------------
                                                              31,373,937

Internet Infrastructure-2.4%
VeriSign, Inc.(a)                               752,040       19,432,714

Internet Media-3.5%
RealNetworks, Inc.(a)*                        4,736,030       28,747,702

Semi-Conductor Capital Equipment-5.5%
KLA-Tencor Corp.(a)*                            692,847       32,044,174
Novellus Systems, Inc.(a)*                      504,560       13,194,244
                                                             ------------
                                                              45,238,418

Semi-Conductor Components-13.5%
Advanced Micro Devices, Inc.(a)*              1,373,240       21,697,192
Broadcom Corp. Cl.A(a)                        1,235,640       39,330,421
PMC-Sierra, Inc.(a)                           1,406,900       14,462,932
Silicon Laboratories, Inc.(a)*                1,053,557       35,926,294
                                                             ------------
                                                             111,416,839

Miscellaneous-2.3%
FEI Co.(a)*                                     396,790        7,999,286
Itron, Inc.(a)                                  456,220       10,515,871
                                                             ------------
                                                              18,515,157
                                                             ------------
                                                             387,758,215

Consumer Services-26.2%
Broadcasting & Cable-2.8%
XM Satellite Radio Holdings, Inc.
  Cl.A(a)*                                      724,905       23,131,719

Entertainment & Leisure-3.0%
Wynn Resorts, Ltd.(a)*                          382,780       25,095,057

Retail - General Merchandise-5.0%
Amazon.com, Inc.(a)*                            943,060       40,759,053


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8 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Miscellaneous-15.4%
Apollo Group, Inc. Cl.A(a)*                     413,290     $ 32,315,145
CNET Networks, Inc.(a)*                       3,638,440       40,022,840
Electronic Arts, Inc.(a)                        260,492       16,760,055
HomeStore, Inc.(a)                            3,694,950        8,720,082
Shanda Interactive Entertainment, Ltd.
  (Cayman Islands)(ADR)(a)*                     429,640       14,092,192
SINA Corp. (Hong Kong)(a)*                      565,820       14,994,230
                                                             ------------
                                                             126,904,544
                                                             ------------
                                                             215,890,373

Health Care-13.9%
Biotechnology-10.5%
Affymetrix, Inc.(a)*                            642,765       26,456,207
Applera Corp.-Applied Biosystems Group        1,100,045       22,055,902
Applera Corp.-Celera Genomics Group(a)        1,427,750       18,946,242
Compugen, Ltd. (Israel)(a)*                   1,715,350       10,686,631
Human Genome Sciences, Inc.(a)                  682,890        8,160,536
                                                             ------------
                                                              86,305,518

Medical Products-0.7%
Cerus Corp.(a)                                1,785,798        6,161,003

Medical Services-2.7%
Cepheid, Inc.(a)                              2,162,300       22,152,764
                                                             ------------
                                                             114,619,285

Consumer Manufacturing-4.0%
Building & Related-4.0%
D.R. Horton, Inc.                               502,847       20,003,254
Lennar Corp. Cl.A                               234,280       13,229,791
                                                             ------------
                                                              33,233,045

Finance-3.7%
Brokerage & Money Management-3.7%
Ameritrade Holding Corp.(a)                   1,480,900       19,148,037
Calamos Asset Management, Inc.
  Cl.A                                          436,250       11,019,675
                                                             ------------
                                                              30,167,712

Energy-2.6%
Domestic Producers-0.5%
Noble Energy, Inc.                               68,750        4,067,938

Oil Service-2.1%
BJ Services Co.*                                 89,950        4,322,097
FMC Technologies, Inc.(a)                       291,200        8,919,456
Nabors Industries, Ltd.
  (Barbados)(a)                                  83,230        4,194,792
                                                             ------------
                                                              17,436,345
                                                             ------------
                                                              21,504,283


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ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 9


                                              Shares or
                                              Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------
Basic Industry-1.5%
Chemical-1.0%
Pall Corp.                                      304,990     $  8,213,381

Mining & Metals-0.5%
Massey Energy Co.*                              116,290        4,410,880
                                                             ------------
                                                              12,624,261

Consumer Staples-1.0%
Retail-Food & Drug-1.0%
Whole Foods Market, Inc.*                        90,470        8,089,827

Total Common Stocks
  (cost $678,041,292)                                        823,887,001

SHORT-TERM INVESTMENT-0.6%
Time Deposit-0.6%
State Street Euro Dollar
  1.60%, 2/01/05
  (cost $5,191,000)                            $  5,191        5,191,000

Total Investments Before Security
Lending Collateral-100.6%
  (cost $683,232,292)                                        829,078,001

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED-23.6%
Short-Term Investment
UBS Private Money Market Fund,
  LLC, 2.29%
  (cost $194,444,634)                       194,444,634      194,444,634

Total Investments-124.2%
  (cost $877,676,926)                                      1,023,522,635
Other assets less liabilities--(24.2%)                      (199,745,966)

Net Assets-100%                                           $  823,776,669


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

Assets
Investments in securities, at value
  (cost $877,676,926--including investment of
  cash collateral for securities loaned of $194,444,634)    $ 1,023,522,635(a)
Cash                                                                123,755
Receivable for investment securities sold                         5,582,153
Receivable for capital stock sold                                 1,052,536
Dividends and interest receivable                                    75,980
Total assets                                                  1,030,357,059
Liabilities
Payable for collateral on securities loaned                     194,444,634
Payable for investment securities purchased                       9,424,575
Payable for capital stock redeemed                                1,655,690
Advisory fee payable                                                499,862
Distribution fee payable                                            215,175
Transfer Agent fee payable                                          136,773
Administrative fee payable                                            6,422
Accrued expenses and other liabilities                              197,259
Total liabilities                                               206,580,390
Net Assets                                                  $   823,776,669
Composition of Net Assets
Capital stock, at par                                       $     1,380,380
Additional paid-in capital                                      736,334,768
Accumulated net investment loss                                  (4,385,715)
Accumulated net realized loss on investment transactions        (55,398,473)
Net unrealized appreciation of investments                      145,845,709
                                                            $   823,776,669
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($667,539,747 / 109,639,456 shares of capital stock
  issued and outstanding)                                             $6.09
Sales charge--4.25% of public offering price                            .27
Maximum offering price                                                $6.36

Class B Shares
Net asset value and offering price per share
  ($78,312,447 / 15,006,632 shares of capital stock
  issued and outstanding)                                             $5.22

Class C Shares
Net asset value and offering price per share
  ($26,122,263 / 5,013,639 shares of capital stock
  issued and outstanding)                                             $5.21

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($51,802,212 / 8,378,258 shares of capital stock
  issued and outstanding)                                             $6.18


(a)  Includes securities on loan with a value of $184,492,950 (see Note E).

     See notes to financial statements.


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ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)

Investment Income
Dividends                                    $  542,289
Securities lending income                       314,388
Interest                                         32,143           $ 888,820

Expenses
Management fee                                2,834,019
Distribution fee--Class A                       709,063
Distribution fee--Class B                       383,642
Distribution fee--Class C                       127,197
Transfer agency                                 879,185
Custodian                                       114,140
Printing                                         76,864
Administrative                                   39,585
Registration                                     33,910
Audit                                            31,889
Legal                                            23,000
Directors' fees                                  11,508
Miscellaneous                                    10,818
Total expenses                                5,274,820
Less: expense offset arrangement
  (see Note B)                                     (285)
Net expenses                                                      5,274,535
Net investment loss                                              (4,385,715)

Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
  transactions                                                   40,601,886
Net change in unrealized
  appreciation/depreciation
  of investments                                                 60,763,543
Net gain on investment transactions                             101,365,429
Net Increase in Net Assets
  from Operations                                              $ 96,979,714


See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended
                                             January 31,       Year Ended
                                                2005             July 31,
                                            (unaudited)            2004
                                           -------------       -------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                       $  (4,385,715)      $  (9,093,219)
Net realized gain on investment
  transactions                               40,601,886         206,659,498
Net change in unrealized
  appreciation/depreciation
  of investments                             60,763,543         (71,196,765)
Net increase in net assets
  from operations                            96,979,714         126,369,514

Capital Stock Transactions
Net decrease                                (29,081,141)           (461,518)
Total increase                               67,898,573         125,907,996

Net Assets
Beginning of period                         755,878,096         629,970,100
End of period (including
  accumulated net investment loss of
  $4,385,715 and $0, respectively)        $ 823,776,669       $ 755,878,096


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 13


NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies

The AllianceBernstein Mid-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


Notes to Financial Statements

are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Manager") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 15


Net realized gain or loss on foreign currency transactions represents foreign exchange gains, losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the exdividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


NOTE B
Management Fee and Other Transactions With Affiliates

Under the terms of the management agreement, the Fund pays the Manager a fee at an annual rate of .75% on the first $500 million of average daily net assets, ..65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $39,585 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $624,207 for the six months ended January 31, 2005.

For the six months ended January 31, 2005, the Fund's expenses were reduced by $285, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,914 from the sale of Class A shares and received $2,940, $40,456 and $5,698 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005 amounted to $1,575,022 of which $257 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Manager.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The directors currently limit payments under the Class A plan to .22% of average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 17


excess of the distribution costs reimbursed by the Fund in the amount of $6,866,281and $2,090,172, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2005, were as follows:

                                            Purchases             Sales
                                           ------------        ------------
Investment securities (excluding
  U.S. government securities)              $394,624,357        $420,962,715
U.S. government securities                           -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                 $ 196,527,370
Gross unrealized depreciation                                   (50,681,661)
Net unrealized appreciation                                   $ 145,845,709

NOTE E
Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the"LendingAgent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2005, the Fund had loaned securities with a value of $184,492,950 and received cash collateral which was invested in a money market fund valued at $194,444,634 as included in the accompanying portfolio of investments. For the six months


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


ended January 31, 2005, the Fund earned fee income of $314,388 which is included in the accompanying statement of operations.

NOTE F
Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     January 31, 2005  July 31,   January 31, 2005   July 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            5,059,342    22,242,280    $ 29,173,073   $ 121,051,440
Shares converted
  from Class B           361,107       811,000       2,130,371       4,498,313
Shares redeemed       (9,380,731)  (30,623,278)    (53,935,080)   (163,486,244)
Net decrease          (3,960,282)   (7,569,998)  $ (22,631,636)  $ (37,936,491)

Class B
Shares sold            1,412,821     8,239,640      $7,038,282     $38,206,484
Shares converted
  to Class A            (424,009)     (816,813)     (2,130,371)     (4,498,313)
Shares redeemed       (2,091,825)   (5,115,444)    (10,180,066)    (23,593,092)
Net increase
  (decrease)          (1,103,013)    2,307,383    $ (5,272,155)   $ 10,115,079

Class C
Shares sold              800,937     3,654,996     $ 4,023,048    $ 17,059,128
Shares redeemed       (1,418,267)   (1,751,807)     (6,741,245)     (8,317,397)
Net increase
  (decrease)            (617,330)    1,903,189    $ (2,718,197)    $ 8,741,731

Advisor Class
Shares sold            1,064,680     6,376,822     $ 6,416,705    $ 34,878,865
Shares redeemed         (833,311)   (2,933,093)     (4,875,858)    (16,260,702)
Net increase             231,369     3,443,729     $ 1,540,847    $ 18,618,163


NOTE G
Risk Involved in Investing in the Fund

Foreign Securities Risk -- Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 19


prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk - In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (67,249,702)(a)
Unrealized appreciation/(depreciation)                           56,331,510(b)
Total accumulated earnings/(deficit)                          $ (10,918,192)

(a) On July 31, 2004, the Fund had a net capital loss carryforward of $67,249,702 that expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Fund utilized $189,359,712 of capital loss carryforward during the year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; however, it is not expected that the Fund willl have its fees reduced; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 21


with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 23


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Class A
                                          -------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                  December 1,
                                          January 31,   Year Ended    2002 to              Year Ended November 30,
                                              2005       July 31,     July 31,    ----------------------------------------------
                                          (unaudited)      2004       2003(a)      2002          2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                        $5.38        $4.46        $3.70      $4.79          $5.83        $7.55        $5.97

Income From Investment Operations
Net investment loss(b)                        (.03)        (.06)(c)     (.03)      (.04)          (.04)        (.04)        (.03)
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .74          .98          .79      (1.05)          (.71)       (1.04)        2.00
Net increase (decrease)
  in net asset value
  from operations                              .71          .92          .76      (1.09)          (.75)       (1.08)        1.97

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-        -0-          (.29)        (.64)        (.39)
Net asset value,
  end of period                              $6.09        $5.38        $4.46      $3.70          $4.79        $5.83        $7.55

Total Return
Total investment return
  based on net asset
  value(d)                                   13.20%       20.63%       20.54%    (22.76)%       (13.64)%     (15.73)%      35.37%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $667,540     $610,854     $540,843   $469,570     $686,445     $856,956   $1,128,166
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.24%(e)     1.25%        1.45%(e)   1.34%          1.22%        1.04%        1.06%
  Expenses, before waivers/
    reimbursements                            1.24%(e)     1.26%        1.45%(e)   1.34%          1.22%        1.04%        1.06%
  Net investment loss                        (1.01)%(e)   (1.06)%(c)   (1.11)%(e) (1.03)%         (.69)%       (.55)%       (.41)%
Portfolio turnover rate                         50%         135%          75%       183%           226%          86%          97%


See footnote summary on page 27.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Class B
                                          -------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                  December 1,
                                          January 31,   Year Ended    2002 to              Year Ended November 30,
                                              2005       July 31,     July 31,    ----------------------------------------------
                                          (unaudited)      2004       2003(a)      2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------

Net asset value,
  beginning of period                        $4.63        $3.87        $3.23        $4.22        $5.21        $6.87        $5.51
Income From Investment Operations
Net investment loss(b)                        (.05)        (.09)(c)     (.03)        (.07)        (.07)        (.09)        (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .64          .85          .67         (.92)        (.63)        (.93)        1.82
Net increase (decrease)
  in net asset value
  from operations                              .59          .76          .64         (.99)        (.70)       (1.02)        1.75
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.29)        (.64)        (.39)
Net asset value,
  end of period                              $5.22        $4.63        $3.87        $3.23        $4.22        $5.21        $6.87
Total Return
Total investment return
  based on net asset
  value(d)                                   12.74%       19.64%       19.81%      (23.46)%     (14.34)%     (16.48)%      34.24%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $78,313      $74,567      $53,461      $41,096      $61,816      $81,569     $101,858
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            2.05%(e)     2.09%        2.32%(e)     2.20%        2.08%        1.87%        1.89%
  Expenses, before waivers/
    reimbursements                            2.05%(e)     2.10%        2.32%(e)     2.20%        2.08%        1.87%        1.89%
  Net investment loss                        (1.83)%(e)   (1.90)%(c)   (1.98)%(e)   (1.89)%      (1.54)%      (1.39)%      (1.23)%
Portfolio turnover rate                         50%         135%          75%         183%         226%          86%          97%

See footnote summary on page 27.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 25


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                  Class C
                                          -------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                  December 1,
                                          January 31,   Year Ended    2002 to              Year Ended November 30,
                                              2005       July 31,     July 31,    ----------------------------------------------
                                          (unaudited)      2004       2003(a)      2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                        $4.62        $3.87        $3.22        $4.21        $5.20        $6.86        $5.50

Income From Investment Operations
Net investment loss(b)                        (.04)        (.09)(c)     (.03)        (.06)        (.07)        (.09)        (.08)
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .63          .84          .68         (.93)        (.63)        (.93)        1.83
Net increase (decrease)
  in net asset value
  from operations                              .59          .75          .65         (.99)        (.70)       (1.02)        1.75

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.29)        (.64)        (.39)
Net asset value,
  end of period                              $5.21        $4.62        $3.87        $3.22        $4.21        $5.20        $6.86

Total Return
Total investment return
  based on net asset
  value(d)                                   12.77%       19.38%       20.19%      (23.52)%     (14.37)%     (16.51)%      34.31%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $26,122       26,017      $14,415      $10,860      $15,391      $20,068      $28,025
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            2.03%(e)     2.06%        2.27%(e)     2.16%        2.04%        1.86%        1.86%
  Expenses, before waivers/
    reimbursements                            2.03%(e)     2.07%        2.27%(e)     2.16%        2.04%        1.86%        1.86%
  Net investment loss                        (1.81)%(e)   (1.87)%(c)   (1.94)%(e)   (1.85)%      (1.51)%      (1.34)%      (1.22)%
Portfolio turnover rate                         50%         135%          75%         183%         226%          86%          97%

See footnote summary on page 27


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Advisor Class
                                          -------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                  December 1,
                                          January 31,   Year Ended    2002 to              Year Ended November 30,
                                              2005       July 31,     July 31,    ----------------------------------------------
                                          (unaudited)      2004       2003(a)      2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                        $5.45        $4.52        $3.74        $4.83        $5.86        $7.58        $5.98

Income From Investment Operations
Net investment loss(b)                        (.02)        (.05)(c)       -0-        (.03)        (.03)        (.02)        (.01)
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .75          .98          .78        (1.06)        (.71)       (1.06)        2.00
Net increase (decrease)
  in net asset value
  from operations                              .73          .93          .78        (1.09)        (.74)       (1.08)        1.99

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.29)        (.64)        (.39)
Net asset value,
  end of period                              $6.18        $5.45        $4.52        $3.74        $4.83        $5.86        $7.58

Total Return
Total investment return
  based on net asset
  value(d)                                   13.39%       20.58%       20.86%      (22.57)%     (13.39)%     (15.66)%      35.66%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $51,802      $44,440      $21,251      $13,092     $131,032       $8,304       $9,970
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.02%(e)     1.04%        1.23%(e)     1.08%        1.08%         .83%         .85%
  Expenses, before waivers/
    reimbursements                            1.02%(e)     1.05%        1.23%(e)     1.08%        1.08%         .83%         .85%
  Net investment loss                         (.79)%(e)    (.85)%(c)    (.89)%(e)    (.81)%       (.64)%       (.35)%       (.20)%
Portfolio turnover rate                         50%         135%          75%         183%         226%          86%          97%


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 27


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)

OFFICERS

Marc O. Mayer, President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Bardong, Vice President
John L. Blundin, Vice President
Alan E. Levi, Vice President
Catherine Wood(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Ms. Wood is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds
------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Value Funds
------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 29


ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ALLSR0105


ITEM 2.     CODE OF ETHICS.
Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable when filing a semi-annual report to shareholders


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.
Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.     DESCRIPTION OF EXHIBIT

       11 (b) (1)      Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002


       11 (b) (2)      Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:  /s/ Marc O. Mayer
     -------------------
     Marc O. Mayer
     President


Date:    March 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Marc O. Mayer
     -------------------
     Marc O. Mayer
     President

Date:    March 31, 2005

By:  /s/ Mark D. Gersten
     -------------------
     Mark D. Gersten
     Treasurer and Chief Financial Officer


Date:    March 31, 2005